UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Small Cap 600® Index Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 28, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 28, 2019 (unaudited)
Sector	Percentage of Fund Investments
Financial	23.47%
Consumer, Non-cyclical	18.01
Industrial	17.80
Consumer, Cyclical	14.16
Technology	8.75
Communications	4.16
Energy	3.99
Basic Materials	3.90
Utilities	2.10
Short Term Investments	3.66
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,135.60	$1.05
Hypothetical (5% return before expenses)	$1,000.00	$1,023.50	$0.99
Investor Class
Actual	$1,000.00	$1,134.80	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$2.78
Class L
Actual	$1,000.00	$1,132.30	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.01
* Expenses are equal to the Fund's annualized expense ratio of 0.20% for the Institutional Class, 0.56% for the Investor Class and 0.81% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.03%
35,568	AdvanSix Inc(a)	$ 868,926
399,169	AK Steel Holding Corp(a)(b)	946,030
30,254	American Vanguard Corp	466,214
39,037	Balchem Corp	3,902,529
63,096	Century Aluminum Co(a)	435,993
18,885	Clearwater Paper Corp(a)	349,184
102,836	Ferro Corp(a)	1,624,809
11,002	Hawkins Inc	477,597
61,623	HB Fuller Co	2,859,307
23,158	Innophos Holdings Inc	674,129
30,158	Innospec Inc	2,751,616
19,705	Kaiser Aluminum Corp	1,923,405
26,270	Koppers Holdings Inc(a)	771,287
38,005	Kraton Corp(a)	1,180,815
174,961	Livent Corp(a)	1,210,730
25,173	Materion Corp	1,706,981
53,981	Mercer International Inc	835,086
21,014	Neenah Inc	1,419,496
55,941	PH Glatfelter Co	944,284
16,058	Quaker Chemical Corp	3,257,847
58,893	Rayonier Advanced Materials Inc(b)	382,216
22,648	Rogers Corp(a)	3,908,592
38,653	Schweitzer-Mauduit International Inc	1,282,507
24,605	Stepan Co	2,261,446
		36,441,026
Communications — 4.30%
116,521	8x8 Inc(a)	2,808,156
56,941	ADTRAN Inc	868,350
12,718	ATN International Inc	734,210
41,219	CalAmp Corp(a)	481,438
59,156	Cincinnati Bell Inc(a)	292,822
50,665	Cogent Communications Holdings Inc	3,007,474
83,925	Consolidated Communications Holdings Inc	413,750
36,009	Digi International Inc(a)	456,594
16,083	ePlus Inc(a)	1,108,762
66,404	EW Scripps Co Class A	1,015,317
139,305	Extreme Networks Inc(a)	901,303
144,870	Finisar Corp(a)	3,313,177
126,542	Frontier Communications Corp(a)(b)	221,448
143,110	Gannett Co Inc	1,167,778
107,711	Harmonic Inc(a)	597,796
30,120	HealthStream Inc(a)	778,903
118,430	Iridium Communications Inc(a)	2,754,682
29,652	Liquidity Services Inc(a)	180,581
37,145	NETGEAR Inc(a)	939,397
68,349	New Media Investment Group Inc	645,215
81,251	NIC Inc	1,303,266
41,121	Perficient Inc(a)	1,411,273
49,021	QuinStreet Inc(a)	776,983
34,194	Scholastic Corp	1,136,609
Shares		Fair Value
Communications — (continued)
41,685	Shutterfly Inc(a)	$ 2,107,177
21,722	Shutterstock Inc	851,285
23,842	Spok Holdings Inc	358,584
20,121	Stamps.com Inc(a)	910,878
25,024	TechTarget Inc(a)	531,760
279,924	Viavi Solutions Inc(a)	3,720,190
266,807	Vonage Holdings Corp(a)	3,022,923
		38,818,081
Consumer, Cyclical — 14.63%
82,445	Abercrombie & Fitch Co Class A	1,322,418
15,837	Allegiant Travel Co	2,272,610
135,523	American Axle & Manufacturing Holdings Inc(a)	1,729,274
35,592	Anixter International Inc(a)	2,125,198
24,182	Asbury Automotive Group Inc(a)	2,039,510
195,396	Ascena Retail Group Inc(a)	119,192
41,761	Barnes & Noble Education Inc(a)	140,317
66,180	Barnes & Noble Inc	442,744
48,702	Big Lots Inc	1,393,364
25,998	BJ's Restaurants Inc	1,142,352
109,500	Bloomin' Brands Inc	2,070,645
35,000	Boot Barn Holdings Inc(a)	1,247,400
33,290	Buckle Inc(b)	576,250
50,946	Caleres Inc	1,014,844
109,290	Callaway Golf Co	1,875,416
29,180	Cato Corp Class A	359,498
10,605	Cavco Industries Inc(a)	1,670,712
34,297	Century Communities Inc(a)	911,614
148,986	Chico's FAS Inc	502,083
20,057	Children's Place Inc(b)	1,913,037
20,270	Chuy's Holdings Inc(a)	464,588
29,484	Conn's Inc(a)	525,405
61,733	Cooper Tire & Rubber Co	1,947,676
19,639	Cooper-Standard Holdings Inc(a)	899,859
55,708	Core-Mark Holding Co Inc	2,212,722
79,620	Crocs Inc(a)	1,572,495
48,570	Daktronics Inc(b)	299,677
43,908	Dave & Buster's Entertainment Inc	1,776,957
70,373	Designer Brands Inc Class A	1,349,050
21,712	Dine Brands Global Inc	2,072,845
35,626	Dorman Products Inc(a)	3,104,450
24,259	El Pollo Loco Holdings Inc(a)	258,601
29,386	Ethan Allen Interiors Inc	618,869
85,308	Express Inc(a)	232,891
61,639	EZCORP Inc Class A(a)	583,721
26,834	Fiesta Restaurant Group Inc(a)	352,599
53,300	FirstCash Inc	5,331,066
54,960	Fossil Group Inc(a)	632,040
45,991	Fox Factory Holding Corp(a)	3,794,717
52,229	G-III Apparel Group Ltd(a)	1,536,577
124,107	GameStop Corp Class A(b)	678,865

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
91,857	Garrett Motion Inc(a)	$ 1,410,005
20,991	Genesco Inc(a)	887,709
41,410	Gentherm Inc(a)	1,732,180
40,500	GMS Inc(a)	891,000
21,418	Group 1 Automotive Inc	1,753,920
60,484	Guess? Inc	976,817
23,930	Haverty Furniture Cos Inc	407,528
58,656	Hawaiian Holdings Inc	1,608,934
23,567	Hibbett Sports Inc(a)	428,919
25,898	Installed Building Products Inc(a)	1,533,680
69,868	Interface Inc	1,071,076
33,621	iRobot Corp(a)(b)	3,081,028
378,934	JC Penney Co Inc(a)(b)	431,985
19,450	Kirkland's Inc(a)	43,957
55,182	Kontoor Brands Inc(a)	1,546,200
57,341	La-Z-Boy Inc	1,758,075
30,082	LCI Industries	2,707,380
22,930	LGI Homes Inc(a)	1,637,890
27,371	Lithia Motors Inc Class A	3,251,127
33,120	Lumber Liquidators Holdings Inc(a)	382,536
33,007	M/I Homes Inc(a)	942,020
25,293	Marcus Corp	833,657
26,216	MarineMax Inc(a)	430,991
59,927	MDC Holdings Inc	1,964,407
43,919	Meritage Homes Corp(a)	2,254,801
43,648	Methode Electronics Inc	1,247,023
55,298	Mobile Mini Inc	1,682,718
13,526	Monarch Casino & Resort Inc(a)	578,101
22,206	Motorcar Parts of America Inc(a)	475,430
20,267	Movado Group Inc	547,209
37,967	Nautilus Inc(a)	83,907
653,864	Office Depot Inc	1,346,960
20,830	Oxford Industries Inc	1,578,914
23,985	PetMed Express Inc(b)	375,845
15,041	Red Robin Gourmet Burgers Inc(a)	459,803
35,403	Regis Corp(a)	587,690
19,879	RH (a)(b)	2,298,012
33,822	Ruth's Hospitality Group Inc	768,098
31,639	ScanSource Inc(a)	1,030,166
31,866	Shake Shack Inc Class A(a)	2,300,725
13,253	Shoe Carnival Inc(b)	365,783
61,678	SkyWest Inc	3,742,004
36,773	Sleep Number Corp(a)	1,485,262
30,211	Sonic Automotive Inc Class A	705,427
25,259	Standard Motor Products Inc	1,145,243
94,212	Steven Madden Ltd	3,198,498
26,507	Superior Industries International Inc	91,714
58,240	Tailored Brands Inc(b)	336,045
53,526	Tile Shop Holdings Inc	214,104
57,484	Titan International Inc	281,097
16,239	Unifi Inc(a)	295,063
18,975	UniFirst Corp	3,578,116
16,969	Universal Electronics Inc(a)	696,068
Shares		Fair Value
Consumer, Cyclical — (continued)
23,664	Vera Bradley Inc(a)	$ 283,968
15,847	Veritiv Corp(a)	307,749
65,789	Vista Outdoor Inc(a)	584,206
20,754	Vitamin Shoppe Inc(a)	81,771
69,233	Wabash National Corp	1,126,421
41,774	William Lyon Homes Class A(a)	761,540
35,577	Wingstop Inc	3,370,921
36,138	Winnebago Industries Inc	1,396,734
109,850	Wolverine World Wide Inc	3,025,269
24,280	Zumiez Inc(a)	633,708
		132,149,282
Consumer, Non-Cyclical — 18.61%
81,232	ABM Industries Inc	3,249,280
45,516	Acorda Therapeutics Inc(a)	349,108
11,775	Addus HomeCare Corp(a)	882,536
110,000	Akorn Inc(a)	566,500
41,871	AMAG Pharmaceuticals Inc(a)	418,291
18,915	American Public Education Inc(a)	559,506
57,527	AMN Healthcare Services Inc(a)	3,120,840
41,163	Amphastar Pharmaceuticals Inc(a)	868,951
30,920	Andersons Inc	842,261
46,391	AngioDynamics Inc(a)	913,439
10,193	ANI Pharmaceuticals Inc(a)	837,865
17,350	Anika Therapeutics Inc(a)	704,757
90,958	Arlo Technologies Inc(a)	364,742
115,704	Arrowhead Pharmaceuticals Inc(a)(b)	3,066,156
76,015	Assertio Therapeutics Inc(a)	262,252
532,724	Avon Products Inc(a)	2,066,969
79,705	B&G Foods Inc(b)	1,657,864
40,634	BioTelemetry Inc(a)	1,956,527
19,344	Calavo Growers Inc	1,871,339
37,398	Cal-Maine Foods Inc	1,560,245
41,563	Cambrex Corp(a)	1,945,564
43,036	Cardiovascular Systems Inc(a)	1,847,535
45,413	Cardtronics PLC Class A(a)	1,240,683
31,233	Care.com Inc(a)	342,938
85,070	Career Education Corp(a)	1,622,285
12,014	Central Garden & Pet Co(a)	323,777
51,151	Central Garden & Pet Co Class A(a)	1,260,361
26,977	Chefs' Warehouse Inc(a)	946,083
5,752	Coca-Cola Consolidated Inc	1,721,286
136,516	Community Health Systems Inc(a)(b)	364,498
31,874	CONMED Corp	2,727,458
125,217	Corcept Therapeutics Inc(a)(b)	1,396,170
11,259	CorVel Corp(a)	979,646
42,566	Cross Country Healthcare Inc(a)	399,269
40,528	CryoLife Inc(a)	1,213,003
16,110	Cutera Inc(a)	334,766
73,385	Cytokinetics Inc(a)	825,581
201,795	Darling Ingredients Inc(a)	4,013,703

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
109,043	Dean Foods Co	$ 100,734
66,898	Diplomat Pharmacy Inc(a)	407,409
13,016	Eagle Pharmaceuticals Inc(a)	724,731
55,504	Emergent BioSolutions Inc(a)	2,681,398
19,040	Enanta Pharmaceuticals Inc(a)	1,606,595
244,685	Endo International PLC(a)	1,008,102
59,824	Ensign Group Inc	3,405,182
72,738	EVERTEC Inc	2,378,533
13,145	Forrester Research Inc	618,209
46,386	FTI Consulting Inc(a)	3,889,002
97,970	Harsco Corp(a)	2,688,297
23,580	Heidrick & Struggles International Inc	706,693
8,001	Heska Corp(a)	681,445
103,380	HMS Holdings Corp(a)	3,348,478
81,525	Innoviva Inc(a)	1,187,004
35,993	Integer Holdings Corp(a)	3,020,533
21,483	Inter Parfums Inc	1,428,405
38,185	Invacare Corp	198,180
18,202	J&J Snack Foods Corp	2,929,612
10,238	John B Sanfilippo & Son Inc	815,866
36,625	Kelly Services Inc Class A	959,209
68,723	Korn Ferry	2,753,731
36,275	Lannett Co Inc(a)(b)	219,826
48,030	Lantheus Holdings Inc(a)	1,359,249
18,425	LeMaitre Vascular Inc	515,531
35,314	LHC Group Inc(a)	4,222,848
41,056	LSC Communications Inc	150,676
51,955	Luminex Corp	1,072,351
29,497	Magellan Health Inc(a)	2,189,562
37,911	Matthews International Corp Class A	1,321,198
85,844	Medicines Co(a)(b)	3,130,731
14,657	Medifast Inc	1,880,493
32,292	Medpace Holdings Inc(a)	2,112,543
49,999	Meridian Bioscience Inc	593,988
67,390	Merit Medical Systems Inc(a)	4,013,748
15,212	MGP Ingredients Inc(b)	1,008,708
119,103	Momenta Pharmaceuticals Inc(a)	1,482,832
40,560	Monro Inc	3,459,768
88,774	Myriad Genetics Inc(a)	2,466,142
39,662	Natus Medical Inc(a)	1,018,917
49,960	Navigant Consulting Inc	1,158,572
63,769	Neogen Corp(a)	3,960,693
122,119	NeoGenomics Inc(a)	2,679,291
71,230	OraSure Technologies Inc(a)	661,014
23,245	Orthofix Medical Inc(a)	1,229,196
73,579	Owens & Minor Inc	235,453
25,618	Phibro Animal Health Corp Class A	813,884
103,465	Progenics Pharmaceuticals Inc(a)	638,379
12,887	Providence Service Corp(a)	738,941
40,396	Quanex Building Products Corp	763,080
36,748	REGENXBIO Inc(a)	1,887,745
54,142	Rent-A-Center Inc(a)	1,441,801
50,978	Repligen Corp(a)	4,381,559
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
34,001	Resources Connection Inc	$ 544,356
81,402	RR Donnelley & Sons Co	160,362
131,882	Select Medical Holdings Corp(a)	2,092,967
8,812	Seneca Foods Corp Class A(a)	245,238
42,141	SpartanNash Co	491,785
127,929	Spectrum Pharmaceuticals Inc(a)	1,101,469
26,630	Strategic Education Inc	4,740,140
63,480	Supernus Pharmaceuticals Inc(a)	2,100,553
17,101	Surmodics Inc(a)	738,250
20,671	Tactile Systems Technology Inc(a)	1,176,593
35,231	Team Inc(a)	539,739
57,920	Tivity Health Inc(a)	952,205
48,147	TrueBlue Inc(a)	1,062,123
64,403	United Natural Foods Inc(a)	577,695
30,508	Universal Corp	1,853,971
15,636	US Physical Therapy Inc	1,916,504
15,800	USANA Health Sciences Inc(a)	1,254,994
63,676	Vanda Pharmaceuticals Inc(a)	897,195
45,868	Varex Imaging Corp(a)	1,405,854
24,975	Viad Corp	1,654,344
16,608	WD-40 Co	2,641,336
		168,117,774
Energy — 4.13%
162,385	Archrock Inc	1,721,281
23,500	Bonanza Creek Energy Inc(a)	490,680
75,683	C&J Energy Services Inc(a)	891,546
107,656	Carrizo Oil & Gas Inc(a)	1,078,713
32,729	CONSOL Energy Inc(a)	870,919
537,975	Denbury Resources Inc(a)	667,089
80,889	Diamond Offshore Drilling Inc(a)(b)	717,485
17,000	DMC Global Inc	1,076,950
44,073	Dril-Quip Inc(a)	2,115,504
24,732	Era Group Inc(a)	206,265
37,698	Exterran Corp(a)	536,065
31,615	FutureFuel Corp	369,579
14,853	Geospace Technologies Corp(a)	224,429
44,989	Green Plains Inc	484,981
15,971	Gulf Island Fabrication Inc(a)	113,394
186,987	Gulfport Energy Corp(a)	918,106
170,482	Helix Energy Solutions Group Inc(a)	1,471,260
136,901	HighPoint Resources Corp(a)(b)	249,160
28,234	KLX Energy Services Holdings Inc(a)	576,821
175,239	Laredo Petroleum Inc(a)	508,193
34,456	Matrix Service Co(a)	698,078
393,443	Nabors Industries Ltd	1,140,985
108,166	Newpark Resources Inc(a)	802,592
290,038	Noble Corp PLC(a)	542,371
72,026	Oil States International Inc(a)	1,318,076
38,288	Par Pacific Holdings Inc(a)	785,670

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Energy — (continued)
81,620	PDC Energy Inc(a)	$ 2,943,217
15,721	Penn Virginia Corp(a)	482,320
89,701	ProPetro Holding Corp(a)	1,856,811
42,974	Renewable Energy Group Inc(a)	681,568
6,811	REX American Resources Corp(a)	496,522
65,007	Ring Energy Inc(a)(b)	211,273
53,698	SolarEdge Technologies Inc(a)	3,353,977
297,694	SRC Energy Inc(a)	1,476,562
105,175	SunCoke Energy Inc(a)	933,954
193,596	Superior Energy Services Inc(a)	251,675
154,812	TETRA Technologies Inc(a)	252,343
63,675	Unit Corp(a)	566,071
89,041	US Silica Holdings Inc	1,138,834
109,447	Whiting Petroleum Corp(a)(b)	2,044,470
		37,265,789
Financial — 24.25%
100,110	Acadia Realty Trust REIT	2,740,011
45,433	Agree Realty Corp REIT	2,909,984
56,348	Ambac Financial Group Inc(a)	949,464
57,744	American Assets Trust Inc REIT	2,720,897
109,396	American Equity Investment Life Holding Co	2,971,195
49,215	Ameris Bancorp	1,928,736
23,804	AMERISAFE Inc	1,517,981
164,409	Apollo Commercial Real Estate Finance Inc REIT	3,023,482
62,498	Armada Hoffler Properties Inc REIT	1,034,342
63,767	ARMOUR Residential REIT Inc	1,188,617
65,219	Axos Financial Inc(a)	1,777,218
50,204	Banc of California Inc	701,350
37,999	Banner Corp	2,057,646
54,859	Berkshire Hills Bancorp Inc	1,722,024
59,451	Blucora Inc(a)	1,805,527
99,099	Boston Private Financial Holdings Inc	1,196,125
95,645	Brookline Bancorp Inc	1,471,020
101,205	Capstead Mortgage Corp REIT	845,062
113,804	CareTrust REIT Inc	2,706,259
204,082	CBL & Associates Properties Inc REIT(b)	212,245
103,245	Cedar Realty Trust Inc REIT	273,599
34,992	Central Pacific Financial Corp	1,048,360
55,496	Chatham Lodging Trust REIT	1,047,210
74,743	Chesapeake Lodging Trust REIT	2,124,196
20,214	City Holding Co	1,541,520
89,999	Columbia Banking System Inc	3,256,164
62,046	Community Bank System Inc	4,085,109
22,482	Community Healthcare Trust Inc REIT	886,016
34,203	Customers Bancorp Inc(a)	718,263
123,759	CVB Financial Corp	2,602,652
Shares		Fair Value
Financial — (continued)
247,124	DiamondRock Hospitality Co REIT	$ 2,555,262
35,698	Dime Community Bancshares Inc	677,905
38,387	Eagle Bancorp Inc	2,077,888
81,072	Easterly Government Properties Inc REIT	1,468,214
22,317	eHealth Inc(a)	1,921,494
39,888	Employers Holdings Inc	1,686,066
31,907	Encore Capital Group Inc(a)(b)	1,080,690
41,313	Enova International Inc(a)	952,265
27,878	Fidelity Southern Corp	863,382
266,878	First BanCorp	2,946,333
117,819	First Commonwealth Financial Corp	1,587,022
119,203	First Financial Bancorp	2,887,097
140,460	First Midwest Bancorp Inc	2,875,216
34,530	Flagstar Bancorp Inc	1,144,324
82,231	Four Corners Property Trust Inc REIT	2,247,373
14,006	Franklin Financial Network Inc	390,207
133,808	Franklin Street Properties Corp REIT	987,503
41,219	Getty Realty Corp REIT	1,267,896
103,535	Glacier Bancorp Inc	4,198,344
101,368	Global Net Lease Inc REIT	1,988,840
66,874	Granite Point Mortgage Trust Inc REIT	1,283,312
69,119	Great Western Bancorp Inc	2,468,931
22,181	Greenhill & Co Inc	301,440
37,993	Hanmi Financial Corp	846,104
9,118	HCI Group Inc	369,005
39,359	Heritage Financial Corp	1,162,665
43,673	Hersha Hospitality Trust REIT	722,351
47,478	HFF Inc Class A	2,159,299
31,837	HomeStreet Inc(a)	943,649
145,273	Hope Bancorp Inc	2,001,862
49,821	Horace Mann Educators Corp	2,007,288
110,988	Independence Realty Trust Inc REIT	1,284,131
42,132	Independent Bank Corp	3,208,352
11,598	Innovative Industrial Properties Inc REIT(b)	1,433,049
20,503	International FCStone Inc(a)	811,714
154,577	Invesco Mortgage Capital REIT	2,491,781
80,000	iStar Inc REIT	993,600
37,007	James River Group Holdings Ltd	1,735,628
103,166	Kite Realty Group Trust REIT	1,560,902
55,126	LegacyTexas Financial Group Inc	2,244,179
253,888	Lexington Realty Trust REIT	2,389,086
48,317	LTC Properties Inc REIT	2,206,154
25,184	Marcus & Millichap Inc(a)	776,926
34,670	Meta Financial Group Inc	972,494
30,827	National Bank Holdings Corp Class A	1,119,020
69,342	National Storage Affiliates Trust REIT	2,006,757

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
52,873	NBT Bancorp Inc	$ 1,983,266
242,860	New York Mortgage Trust Inc REIT	1,505,732
81,823	NMI Holdings Inc Class A(a)	2,322,955
59,193	Northfield Bancorp Inc	924,003
61,224	NorthStar Realty Europe Corp REIT	1,005,910
125,761	Northwest Bancshares Inc	2,214,651
59,762	Office Properties Income Trust REIT	1,569,948
53,955	OFG Bancorp	1,282,510
185,313	Old National Bancorp	3,074,343
24,903	Opus Bank	525,702
45,820	Oritani Financial Corp	812,847
55,635	Pacific Premier Bancorp Inc	1,718,009
72,165	Pennsylvania REIT(b)	469,073
93,693	PennyMac Mortgage Investment Trust REIT	2,045,318
16,926	Piper Jaffray Cos	1,257,094
55,970	PRA Group Inc(a)	1,574,996
16,323	Preferred Bank	771,262
64,433	ProAssurance Corp	2,326,676
74,789	Provident Financial Services Inc	1,813,633
21,531	RE/MAX Holdings Inc Class A	662,294
138,122	Realogy Holdings Corp(b)	1,000,003
116,807	Redwood Trust Inc REIT	1,930,820
138,462	Retail Opportunity Investments Corp REIT	2,371,854
47,954	RLI Corp	4,110,137
99,135	RPT Realty REIT	1,200,525
41,301	S&T Bancorp Inc	1,547,961
17,941	Safety Insurance Group Inc	1,706,727
14,068	Saul Centers Inc REIT	789,637
62,558	Seacoast Banking Corp of Florida(a)	1,591,476
72,194	Selective Insurance Group Inc	5,406,609
55,763	ServisFirst Bancshares Inc	1,910,440
111,985	Simmons First National Corp Class A	2,604,771
38,224	Southside Bancshares Inc	1,237,693
29,445	Stewart Information Services Corp	1,192,228
129,245	Summit Hotel Properties Inc REIT	1,482,440
87,591	Third Point Reinsurance Ltd(a)	903,939
15,435	Tompkins Financial Corp	1,259,496
30,716	Triumph Bancorp Inc(a)	892,300
114,736	TrustCo Bank Corp NY	908,709
96,289	United Community Banks Inc	2,750,014
26,620	United Fire Group Inc	1,290,005
25,213	United Insurance Holdings Corp	359,537
15,592	Universal Health Realty Income Trust REIT	1,324,229
39,980	Universal Insurance Holdings Inc	1,115,442
37,839	Urstadt Biddle Properties Inc REIT Class A	794,619
54,650	Veritex Holdings Inc	1,418,167
Shares		Fair Value
Financial — (continued)
8,545	Virtus Investment Partners Inc	$ 917,733
89,724	Waddell & Reed Financial Inc Class A	1,495,699
48,827	WageWorks Inc(a)	2,479,923
34,395	Walker & Dunlop Inc	1,830,158
216,998	Washington Prime Group Inc REIT(b)	828,932
97,865	Washington REIT	2,615,931
33,128	Westamerica Bancorporation	2,041,016
46,681	Whitestone REIT	592,382
138,661	WisdomTree Investments Inc	855,538
7,524	World Acceptance Corp(a)	1,234,764
138,316	Xenia Hotels & Resorts Inc REIT	2,883,889
		219,101,239
Industrial — 18.39%
49,828	AAON Inc	2,500,369
40,529	AAR Corp	1,491,062
74,825	Actuant Corp Class A	1,856,408
47,095	Advanced Energy Industries Inc(a)	2,650,036
38,642	Aegion Corp(a)	711,013
87,196	Aerojet Rocketdyne Holdings Inc(a)	3,903,765
26,086	Aerovironment Inc(a)	1,480,902
11,545	Alamo Group Inc	1,153,692
42,526	Alarm.com Holdings Inc(a)	2,275,141
35,161	Albany International Corp Class A	2,915,198
17,882	American Woodmark Corp(a)	1,513,175
33,304	Apogee Enterprises Inc	1,446,726
47,738	Applied Industrial Technologies Inc	2,937,319
22,556	Applied Optoelectronics Inc(a)(b)	231,876
30,263	ArcBest Corp	850,693
60,025	Arcosa Inc	2,258,741
28,362	Astec Industries Inc	923,467
31,636	Atlas Air Worldwide Holdings Inc(a)	1,412,231
30,967	AZZ Inc	1,425,101
35,871	Badger Meter Inc	2,141,140
57,163	Barnes Group Inc	3,220,563
12,746	Bel Fuse Inc Class B	218,849
48,000	Benchmark Electronics Inc	1,205,760
46,849	Boise Cascade Co	1,316,925
60,273	Brady Corp Class A	2,972,664
50,117	Briggs & Stratton Corp	513,198
43,736	Chart Industries Inc(a)	3,362,424
24,442	CIRCOR International Inc(a)	1,124,332
45,477	Comfort Systems USA Inc	2,318,872
30,074	Comtech Telecommunications Corp	845,380
33,494	Control4 Corp(a)	795,482
18,402	DXP Enterprises Inc(a)	697,252
33,659	Echo Global Logistics Inc(a)	702,463
24,874	Encore Wire Corp	1,457,119

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Industrial — (continued)
24,857	EnPro Industries Inc	$ 1,586,871
31,399	ESCO Technologies Inc	2,594,185
63,102	Exponent Inc	3,693,991
44,267	Fabrinet (a)	2,198,742
20,653	FARO Technologies Inc(a)	1,085,935
72,106	Federal Signal Corp	1,928,835
35,531	Forward Air Corp	2,101,659
47,238	Franklin Electric Co Inc	2,243,805
38,453	Gibraltar Industries Inc(a)	1,551,963
39,642	Greenbrier Cos Inc	1,205,117
40,710	Griffon Corp	688,813
14,650	Haynes International Inc	466,016
57,344	Heartland Express Inc	1,036,206
75,708	Hillenbrand Inc	2,995,766
41,557	Hub Group Inc Class A(a)	1,744,563
26,081	Ichor Holdings Ltd(a)	616,555
73,254	II-VI Inc(a)(b)	2,678,166
21,389	Insteel Industries Inc	445,319
41,323	Itron Inc(a)	2,585,580
38,600	John Bean Technologies Corp	4,675,618
34,455	Kaman Corp	2,194,439
69,038	KEMET Corp	1,298,605
111,621	Knowles Corp(a)	2,043,781
13,268	Lindsay Corp	1,090,762
26,888	LSB Industries Inc(a)	104,863
20,554	Lydall Inc(a)	415,191
48,788	Marten Transport Ltd	885,502
52,171	Matson Inc	2,026,843
4,191	Mesa Laboratories Inc	1,024,029
39,118	Moog Inc Class A	3,661,836
68,749	Mueller Industries Inc	2,012,283
17,576	Multi-Color Corp	878,273
44,312	Myers Industries Inc	853,892
19,308	MYR Group Inc(a)	721,154
5,910	National Presto Industries Inc(b)	551,344
11,248	Olympic Steel Inc	153,535
20,586	OSI Systems Inc(a)	2,318,601
21,934	Park Electrochemical Corp	366,078
28,121	Patrick Industries Inc(a)	1,383,272
68,306	PGT Innovations Inc(a)	1,142,076
37,073	Plexus Corp(a)	2,163,951
10,006	Powell Industries Inc	380,228
32,542	Proto Labs Inc(a)	3,775,523
43,947	Raven Industries Inc	1,576,818
31,434	Saia Inc(a)	2,032,837
82,699	Sanmina Corp(a)	2,504,126
21,666	SEACOR Holdings Inc(a)	1,029,352
49,571	Simpson Manufacturing Co Inc	3,294,489
14,240	SMART Global Holdings Inc(a)	327,378
52,714	SPX Corp(a)	1,740,616
52,484	SPX FLOW Inc(a)	2,196,980
14,907	Standex International Corp	1,090,298
21,828	Sturm Ruger & Co Inc	1,189,189
22,540	Tennant Co	1,379,448
66,755	Tetra Tech Inc	5,243,605
45,404	TimkenSteel Corp(a)	369,135
42,618	TopBuild Corp(a)	3,527,066
Shares		Fair Value
Industrial — (continued)
29,424	Tredegar Corp	$ 489,027
61,850	Triumph Group Inc	1,416,365
114,314	TTM Technologies Inc(a)	1,166,003
74,830	Universal Forest Products Inc	2,848,030
18,992	US Concrete Inc(a)	943,712
27,079	US Ecology Inc	1,612,284
20,654	Vicor Corp(a)	641,307
33,931	Watts Water Technologies Inc Class A	3,161,691
		166,178,860
Technology — 9.04%
140,370	3D Systems Corp(a)(b)	1,277,367
22,272	Agilysys Inc(a)	478,180
39,055	Axcelis Technologies Inc(a)	587,778
45,296	Bottomline Technologies Inc(a)	2,003,895
88,101	Brooks Automation Inc	3,413,914
35,515	Cabot Microelectronics Corp	3,909,491
26,226	CEVA Inc(a)	638,603
48,211	Cohu Inc	743,896
15,605	Computer Programs & Systems Inc	433,663
50,711	Cray Inc(a)	1,765,757
40,195	CSG Systems International Inc	1,962,722
40,021	CTS Corp	1,103,779
34,820	Cubic Corp	2,245,194
92,000	Diebold Nixdorf Inc(a)	842,720
49,420	Diodes Inc(a)	1,797,405
40,153	Donnelley Financial Solutions Inc(a)	535,641
22,764	DSP Group Inc(a)	326,891
27,085	Ebix Inc(b)	1,360,209
52,517	Electronics For Imaging Inc(a)	1,938,402
41,782	ExlService Holdings Inc(a)	2,763,044
92,255	FormFactor Inc(a)	1,445,636
42,925	Insight Enterprises Inc(a)	2,498,235
77,600	Kopin Corp(a)(b)	84,584
80,073	Kulicke & Soffa Industries Inc	1,805,646
71,119	LivePerson Inc(a)	1,994,177
32,768	ManTech International Corp Class A	2,157,773
76,529	MaxLinear Inc(a)	1,793,840
65,860	Mercury Systems Inc(a)	4,633,251
9,762	MicroStrategy Inc Class A(a)	1,398,992
49,689	Monotype Imaging Holdings Inc	836,763
21,213	MTS Systems Corp	1,241,597
30,554	Nanometrics Inc(a)	1,060,529
59,560	NextGen Healthcare Inc(a)	1,185,244
49,328	Omnicell Inc(a)	4,243,688
38,580	OneSpan Inc(a)	546,679
33,000	PDF Solutions Inc(a)(b)	432,960
82,948	Photronics Inc(a)	680,174
225,619	Pitney Bowes Inc	965,649
35,565	Power Integrations Inc	2,851,602
53,203	Progress Software Corp	2,320,715
41,602	Qualys Inc(a)	3,622,702
133,918	Rambus Inc(a)	1,612,373

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Technology — (continued)
36,727	Rudolph Technologies Inc(a)	$ 1,014,767
21,606	SPS Commerce Inc(a)	2,208,349
49,564	Sykes Enterprises Inc(a)	1,361,027
21,253	Tabula Rasa HealthCare Inc(a)(b)	1,061,162
148,286	TiVo Corp	1,092,868
16,082	TTEC Holdings Inc	749,260
45,000	Ultra Clean Holdings Inc(a)	626,400
60,000	Unisys Corp(a)	583,200
57,566	Veeco Instruments Inc(a)	703,456
34,034	Virtusa Corp(a)	1,512,131
59,562	Xperi Corp	1,226,381
		81,680,361
Utilities — 2.17%
45,120	American States Water Co	3,394,829
79,400	Avista Corp	3,541,240
58,979	California Water Service Group	2,986,107
49,501	El Paso Electric Co	3,237,365
38,316	Northwest Natural Holding Co	2,662,962
111,615	South Jersey Industries Inc	3,764,774
		19,587,277
TOTAL COMMON STOCK — 99.55% (Cost $778,122,993)		$899,339,689
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.50%
$4,500,000	Federal Home Loan Bank 2.13%, 07/01/2019	4,499,475
Repurchase Agreements — 3.28%
7,047,922	Undivided interest of 13.59% in a repurchase agreement (principal amount/value $51,967,681 with a maturity value of $51,978,551) with RBC Capital Markets Corp, 2.51%, dated 6/28/19 to be repurchased at $7,047,922 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/18/19 - 9/9/49, with a value of $53,007,035.(c)	7,047,922
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$7,047,922	Undivided interest of 14.48% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Bank of America Securities Inc, 2.50%, dated 6/28/19 to be repurchased at $7,047,922 on 7/1/19 collateralized by various U.S. Government Agency securities, 3.30% - 4.50%, 6/1/46 - 7/1/49, with a value of $49,750,310.(c)	$ 7,047,922
7,047,922	Undivided interest of 14.48% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Citigroup Global Markets Inc, 2.50%, dated 6/28/19 to be repurchased at $7,047,922 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.50%, 7/2/19 - 1/20/63, with a value of $49,750,312.(c)	7,047,922
1,481,651	Undivided interest of 18.06% in a repurchase agreement (principal amount/value $8,216,959 with a maturity value of $8,218,637) with Credit Agricole Securities (USA) Inc, 2.45%, dated 6/28/19 to be repurchased at $1,481,651 on 7/1/19 collateralized by a U.S. Treasury security, 0.13%, 4/15/21, with a value of $8,381,299.(c)	1,481,651

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$7,047,922	Undivided interest of 22.04% in a repurchase agreement (principal amount/value $32,034,004 with a maturity value of $32,040,678) with Bank of Montreal, 2.50%, dated 6/28/19 to be repurchased at $7,047,922 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 8/15/19 - 5/20/68, with a value of $32,674,692.(c)	$ 7,047,922
		29,673,339
SHORT TERM INVESTMENTS — 3.78% (Cost $34,172,814)		$ 34,172,814
TOTAL INVESTMENTS — 103.33% (Cost $812,295,807)		$933,512,503
OTHER ASSETS & LIABILITIES, NET — (3.33)%		$ (30,078,563)
TOTAL NET ASSETS — 100.00%		$903,433,940
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 28, 2019.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 28, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Russell 2000 Mini Long Futures	100	USD	7,835,500	September 2019	$81,746
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
Great-West S&P Small Cap 600® Index Fund
ASSETS:
Investments in securities, fair value (including $29,054,800 of securities on loan)(a)	$903,839,164
Repurchase agreements, fair value(b)	29,673,339
Cash	175,249
Cash pledged on futures contracts	85,612
Dividends receivable	998,053
Subscriptions receivable	509,461
Receivable for investments sold	4,624,501
Variation margin on futures contracts	1,321,055
Total Assets	941,226,434
LIABILITIES:
Payable for director fees	3,056
Payable for distribution fees	17,198
Payable for investments purchased	3,434,417
Payable for other accrued fees	63,479
Payable for shareholder services fees	140,391
Payable to investment adviser	124,962
Payable upon return of securities loaned	29,673,339
Redemptions payable	4,335,652
Total Liabilities	37,792,494
NET ASSETS	$903,433,940
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,700,147
Paid-in capital in excess of par	740,442,189
Total distributable earnings	154,291,604
NET ASSETS	$903,433,940
NET ASSETS BY CLASS
Investor Class	$440,650,699
Class L	$96,595,415
Institutional Class	$366,187,826
CAPITAL STOCK:
Authorized
Investor Class	100,000,000
Class L	10,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	36,113,754
Class L	5,916,948
Institutional Class	44,970,765
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.20
Class L	$16.33
Institutional Class	$8.14
(a) Cost of investments	$782,622,468
(b) Cost of repurchase agreements	$29,673,339
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
Great-West S&P Small Cap 600® Index Fund
INVESTMENT INCOME:
Interest	$120,002
Income from securities lending	131,853
Dividends	6,993,428
Foreign withholding tax	(1,150)
Total Income	7,244,133
EXPENSES:
Management fees	827,687
Shareholder services fees – Investor Class	772,572
Shareholder services fees – Class L	154,280
Audit and tax fees	13,878
Custodian fees	9,380
Director's fees	10,228
Distribution fees – Class L	109,621
Legal fees	1,541
Pricing fees	1,949
Registration fees	34,006
Shareholder report fees	17,671
Transfer agent fees	6,571
Other fees	1,083
Total Expenses	1,960,467
Less amount waived by investment adviser	21,717
Net Expenses	1,938,750
NET INVESTMENT INCOME	5,305,383
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	27,453,925
Net realized gain on futures contracts	417,186
Net Realized Gain	27,871,111
Net change in unrealized appreciation on investments	75,824,915
Net change in unrealized depreciation on futures contracts	(81,466)
Net Change in Unrealized Appreciation	75,743,449
Net Realized and Unrealized Gain	103,614,560
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$108,919,943
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West S&P Small Cap 600® Index Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$5,305,383	$10,350,311
Net realized gain	27,871,111	100,142,051
Net change in unrealized appreciation (depreciation)	75,743,449	(179,191,539)
Net Increase (Decrease) in Net Assets Resulting from Operations	108,919,943	(68,699,177)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,557,630)	(54,500,838)
Class L	(105,937)	(6,980,025)
Institutional Class	(3,071,825)	(59,502,865)
From Net Investment Income and Net Realized Gains	(4,735,392)	(120,983,728)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	82,985,850	174,372,257
Class L	25,425,058	50,692,377
Institutional Class	50,527,829	98,553,550
Shares issued in reinvestment of distributions
Investor Class	1,557,630	54,500,838
Class L	105,937	6,980,025
Institutional Class	3,071,825	59,502,865
Shares redeemed
Investor Class	(111,622,405)	(256,684,602)
Class L	(13,727,882)	(29,466,237)
Institutional Class	(41,684,747)	(111,112,028)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,360,905)	47,339,045
Total Increase (Decrease) in Net Assets	100,823,646	(142,343,860)
NET ASSETS:
Beginning of Period	802,610,294	944,954,154
End of Period	$903,433,940	$802,610,294
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	6,988,170	12,363,641
Class L	1,602,648	2,778,064
Institutional Class	6,277,471	10,214,673
Shares issued in reinvestment of distributions
Investor Class	131,446	4,771,677
Class L	6,679	463,340
Institutional Class	388,347	7,786,864
Shares redeemed
Investor Class	(9,339,575)	(18,161,446)
Class L	(869,714)	(1,632,356)
Institutional Class	(5,166,836)	(10,762,727)
Net Increase	18,636	7,821,730
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$10.79	0.06	1.39	1.45	(0.04)	-	(0.04)	$12.20	13.48% (d)
12/31/2018	$13.52	0.14	(1.31)	(1.17)	(0.16)	(1.40)	(1.56)	$10.79	(8.99%)
12/31/2017	$13.20	0.13	1.53	1.66	(0.22)	(1.12)	(1.34)	$13.52	12.75%
12/31/2016	$11.13	0.12	2.72	2.84	(0.12)	(0.65)	(0.77)	$13.20	25.74%
12/31/2015	$12.65	0.12	(0.42)	(0.30)	(0.14)	(1.08)	(1.22)	$11.13	(2.54%)
12/31/2014	$12.93	0.11	0.56	0.67	(0.15)	(0.80)	(0.95)	$12.65	5.20%
Class L
06/28/2019(Unaudited)	$14.43	0.07	1.85	1.92	(0.02)	-	(0.02)	$16.33	13.23% (d)
12/31/2018	$17.50	0.14	(1.71)	(1.57)	(0.10)	(1.40)	(1.50)	$14.43	(9.21%)
12/31/2017	$16.70	0.12	1.95	2.07	(0.15)	(1.12)	(1.27)	$17.50	12.52%
12/31/2016	$13.90	0.12	3.40	3.52	(0.07)	(0.65)	(0.72)	$16.70	25.43%
12/31/2015	$15.58	0.12	(0.54)	(0.42)	(0.13)	(1.13)	(1.26)	$13.90	(2.79%)
12/31/2014	$15.72	0.10	0.68	0.78	(0.12)	(0.80)	(0.92)	$15.58	4.93%
Institutional Class
06/28/2019(Unaudited)	$ 7.23	0.06	0.92	0.98	(0.07)	-	(0.07)	$ 8.14	13.56% (d)
12/31/2018	$ 9.67	0.14	(0.93)	(0.79)	(0.25)	(1.40)	(1.65)	$ 7.23	(8.65%)
12/31/2017	$ 9.82	0.13	1.14	1.27	(0.30)	(1.12)	(1.42)	$ 9.67	13.17%
12/31/2016	$ 8.47	0.12	2.07	2.19	(0.19)	(0.65)	(0.84)	$ 9.82	26.17%
12/31/2015 (e)	$10.00	0.09	(0.42)	(0.33)	(0.17)	(1.03)	(1.20)	$ 8.47	(3.57%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$440,651	0.56% (g)	0.56% (g)	1.10% (g)	9% (d)
12/31/2018	$413,791	0.56%	0.56%	0.98%	21%
12/31/2017	$532,234	0.58%	0.58%	0.92%	24%
12/31/2016	$529,884	0.60%	0.60%	1.02%	26%
12/31/2015	$424,728	0.60%	0.60%	0.98%	25%
12/31/2014	$730,165	0.60%	0.60%	0.86%	20%
Class L
06/28/2019 (Unaudited)	$ 96,595	0.86% (g)	0.81% (g)	0.86% (g)	9% (d)
12/31/2018	$ 74,687	0.88%	0.81%	0.75%	21%
12/31/2017	$ 62,431	0.87%	0.83%	0.71%	24%
12/31/2016	$ 31,884	0.85%	0.85%	0.81%	26%
12/31/2015	$ 18,429	0.85%	0.85%	0.78%	25%
12/31/2014	$ 9,709	0.85%	0.85%	0.66%	20%
Institutional Class
06/28/2019 (Unaudited)	$366,188	0.20% (g)	0.20% (g)	1.47% (g)	9% (d)
12/31/2018	$314,133	0.20%	0.20%	1.35%	21%
12/31/2017	$350,290	0.23%	0.23%	1.28%	24%
12/31/2016	$335,507	0.25%	0.25%	1.37%	26%
12/31/2015 (e)	$257,667	0.25% (g)	0.25% (g)	1.37% (g)	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-seven funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 28, 2019

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 899,339,689	$ —	$ —	$ 899,339,689
Short Term Investments	—	34,172,814	—	34,172,814
Total investments, at fair value:	899,339,689	34,172,814	0	933,512,503
Other Financial Investments:
Futures Contracts(a)	$ 81,746	$ —	$ —	$ 81,746
Total Assets	$ 899,421,435	$ 34,172,814	$ 0	$ 933,594,249
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Semi-Annual Report - June 28, 2019

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2019 were as follows:
Federal tax cost of investments	$816,872,402
Gross unrealized appreciation on investments	243,596,134
Gross unrealized depreciation on investments	(126,874,287)
Net unrealized appreciation on investments	$116,721,847
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

Semi-Annual Report - June 28, 2019

derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 164 futures contracts for the reporting period.
Valuation of derivative investments as of June 28, 2019 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$81,746 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 28, 2019 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$417,186	Net change in unrealized depreciation on futures contracts	$(81,466)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.19% of the Fund’s average daily net assets up to $1 billion dollars, 0.14% of the Fund’s average daily net assets over $1 billion dollars and 0.09% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.21% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 28, 2019

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 28, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires June 28, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$24,224	$47,434	$21,717	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-seven funds for which they serve as directors was $540,000 for the period ended June 28, 2019.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 28, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $81,434,913 and $82,649,631, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2019, the Fund had securities on loan valued at $29,054,800 and received collateral as reported on the Statement of Assets and Liabilities of $29,673,339 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 28, 2019, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 28, 2019

6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 28, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 28, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West S&P Small Cap 600 Index Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Irish Life Investment Managers Limited (the “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data,1 and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) SmallCap ® Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations. This performance data included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2018, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2018. The Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of each Class of the Fund were in the first quintile of its performance universe for each period reviewed (the first quintile being the best performers and the fifth quintile being the worst performers). The Board also observed that although the Investor Class underperformed the Index for each period reviewed, the Institutional Class approximated the Index for each period reviewed. In addition, the Board considered that underperformance relative to the Index was primarily a result of the Fund’s expenses. The Board concluded that it was satisfied with the information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2020, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group.
The Board observed that the Fund’s Contractual Management Fee was lower than the peer group median contractual management fee for the Investor Class and the same as the peer group median contractual management fee for the Institutional Class. The Board also observed that the total annual operating expense ratio for the Investor Class was higher than the median expense ratio of its peer group but the same as the median expense ratio for the Institutional Class, ranking in the fourth and third quintiles, respectively, of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance and noted the Independent Fee Consultant’s conclusion that management fees and total expenses of the Fund are reasonable in relation to the services delivered.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were consistent with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to five funds of the Company, including the Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately reflected in the management fee paid by the Fund, including the schedule of breakpoints agreed to by GWCM.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser, including in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 22, 2019